CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,997,212	$ 470,328	¥ 10,915,282
Restricted cash	77,652	12,185	25,230
Short-term investments	1,348,255	211,571	3,358,174
Accounts receivable, net of allowance of RMB360,299 and RMB240,326 (US$37,712) as of December 31, 2020 and 2021, respectively	2,747,774	431,186	3,344,433
Prepayments and other assets	3,266,523	512,589	3,515,855
Amounts due from related parties	155,512	24,403	96,111
Licensed copyrights, net	931,189	146,124	1,035,339
Total current assets	11,524,117	1,808,386	22,290,424
Non-current assets:
Fixed assets, net	1,344,784	211,026	1,393,467
Long-term investments	3,035,155	476,282	3,202,828
Deferred tax assets, net	31,351	4,920	51,347
Licensed copyrights, net	7,258,042	1,138,945	6,435,055
Intangible assets, net	545,305	85,570	627,198
Produced content, net	10,951,078	1,718,463	6,556,084
Prepayments and other assets	2,905,690	455,966	2,699,423
Operating lease assets	907,297	142,375	1,001,857
Goodwill	3,888,346	610,166	3,888,346
Amounts due from related parties	81,000	12,711	39,400
Total non-current assets	30,948,048	4,856,424	25,895,005
Total assets	42,472,165	6,664,810	48,185,429
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,127,963 and RMB13,941,720 (US$2,187,760) as of December 31, 2020 and 2021, respectively):
Accounts and notes payable	8,896,460	1,396,049	7,561,532
Amounts due to related parties	2,634,089	413,346	1,778,783
Customer advances and deferred revenue	3,484,509	546,795	3,444,917
Short-term loans	4,117,774	646,169	2,965,957
Long-term loans, current portion			909,034
Convertible senior notes, current portion	0	0	4,752,061
Operating lease liabilities, current portion	171,541	26,919	201,307
Accrued expenses	2,280,322	357,831	2,261,985
Other liabilities	891,775	139,939	979,002
Total current liabilities	22,476,470	3,527,048	24,854,578
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,148,695 and RMB919,082 (US$144,224) as of December 31, 2020 and 2021, respectively):
Convertible senior notes	12,652,172	1,985,402	11,926,715
Deferred tax liabilities	3,127	491	4,588
Amounts due to related parties	780,615	122,496	977,407
Operating lease liabilities	625,737	98,192	767,676
Other non-current liabilities	260,931	40,946	210,167
Total non-current liabilities	14,322,582	2,247,527	13,886,553
Total liabilities	36,799,052	5,774,575	38,741,131
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interests	397,385	62,358	108,629
Shareholders’ equity:
Additional paid-in capital	49,642,014	7,789,915	47,687,483
Accumulated deficit	(47,163,773)	(7,401,025)	(40,973,853)
Accumulated other comprehensive income	2,709,002	425,102	2,542,680
Noncontrolling interests	88,129	13,829	79,011
Total shareholders’ equity	5,275,728	827,877	9,335,669
Total liabilities, mezzanine equity and shareholders’ equity	42,472,165	6,664,810	48,185,429
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	173	27	165
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 183	$ 29	¥ 183